Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000159719
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	APSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund - with load	S&P 500® Equal Weight Index	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,425	$10,000	$10,000
Sep-2016	$9,925	$11,617	$10,513
Sep-2017	$11,007	$13,503	$10,520
Sep-2018	$11,774	$15,386	$10,392
Sep-2019	$10,795	$15,909	$11,462
Sep-2020	$12,393	$16,307	$12,263
Sep-2021	$14,110	$22,970	$12,153
Sep-2022	$12,312	$19,862	$10,379
Sep-2023	$13,335	$22,571	$10,446
Sep-2024	$16,160	$29,078	$11,654
Sep-2025	$17,796	$31,359	$11,990

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (10/01/2015)
Pinnacle Multi-Strategy Core Fund
Without Load	10.12%	7.50%	6.56%
With Load	3.78%	6.24%	5.93%
S&P 500® Equal Weight Index	7.85%	13.97%	12.11%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,158,329
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 143,207
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,158,329
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$143,207
Portfolio Turnover	350%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.1%
Money Market Funds	9.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	9.9%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pinnacle Focused Opportunities ETF	24.6%
SPDR S&P 500 ETF Trust	18.0%
Invesco QQQ Trust Series 1	11.5%
SPDR Portfolio Emerging Markets ETF	11.2%
SPDR Portfolio S&P 500 Growth ETF	11.1%
First American Government Obligations Fund, Class X	9.9%
SPDR Portfolio Developed World ex-US ETF	7.9%
iShares Expanded Tech-Software Sector ETF	1.6%
Technology Select Sector SPDR Fund	1.0%
Communication Services Select Sector SPDR Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000159720
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	CPSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.13%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index
Oct-2015	$10,000	$10,000	$10,000
Sep-2016	$10,460	$10,513	$11,617
Sep-2017	$11,503	$10,520	$13,503
Sep-2018	$12,211	$10,392	$15,386
Sep-2019	$11,118	$11,462	$15,909
Sep-2020	$12,665	$12,263	$16,307
Sep-2021	$14,312	$12,153	$22,970
Sep-2022	$12,391	$10,379	$19,862
Sep-2023	$13,323	$10,446	$22,571
Sep-2024	$16,029	$11,654	$29,078
Sep-2025	$17,517	$11,990	$31,359

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2015)
Pinnacle Multi-Strategy Core Fund	9.28%	6.70%	5.77%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.83%
S&P 500® Equal Weight Index	7.85%	13.97%	12.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,158,329
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 143,207
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,158,329
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$143,207
Portfolio Turnover	350%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.1%
Money Market Funds	9.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	9.9%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pinnacle Focused Opportunities ETF	24.6%
SPDR S&P 500 ETF Trust	18.0%
Invesco QQQ Trust Series 1	11.5%
SPDR Portfolio Emerging Markets ETF	11.2%
SPDR Portfolio S&P 500 Growth ETF	11.1%
First American Government Obligations Fund, Class X	9.9%
SPDR Portfolio Developed World ex-US ETF	7.9%
iShares Expanded Tech-Software Sector ETF	1.6%
Technology Select Sector SPDR Fund	1.0%
Communication Services Select Sector SPDR Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000159721
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	IPSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Sep-2016	$1,057,000	$1,051,252	$1,161,690
Sep-2017	$1,174,260	$1,052,016	$1,350,253
Sep-2018	$1,258,344	$1,039,222	$1,538,583
Sep-2019	$1,157,570	$1,146,222	$1,590,940
Sep-2020	$1,332,320	$1,226,282	$1,630,671
Sep-2021	$1,520,097	$1,215,305	$2,297,048
Sep-2022	$1,329,385	$1,037,875	$1,986,199
Sep-2023	$1,443,629	$1,044,564	$2,257,119
Sep-2024	$1,753,906	$1,165,405	$2,907,754
Sep-2025	$1,936,959	$1,199,012	$3,135,890

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2015)
Pinnacle Multi-Strategy Core Fund	10.44%	7.77%	6.83%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.83%
S&P 500® Equal Weight Index	7.85%	13.97%	12.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,158,329
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 143,207
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,158,329
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$143,207
Portfolio Turnover	350%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.1%
Money Market Funds	9.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	9.9%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pinnacle Focused Opportunities ETF	24.6%
SPDR S&P 500 ETF Trust	18.0%
Invesco QQQ Trust Series 1	11.5%
SPDR Portfolio Emerging Markets ETF	11.2%
SPDR Portfolio S&P 500 Growth ETF	11.1%
First American Government Obligations Fund, Class X	9.9%
SPDR Portfolio Developed World ex-US ETF	7.9%
iShares Expanded Tech-Software Sector ETF	1.6%
Technology Select Sector SPDR Fund	1.0%
Communication Services Select Sector SPDR Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.